Average Annual Total Returns - FidelitySeries0-55YearInflation-ProtectedBondIndexFunds-ComboPRO - FidelitySeries0-55YearInflation-ProtectedBondIndexFunds-ComboPRO - Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund
	Mar. 01, 2023
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(2.84%)
Since Inception	(1.12%)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(4.81%)
Since Inception	(2.78%)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(1.67%)
Since Inception	(1.54%)
IXW3Z
Average Annual Return:
Past 1 year	(2.74%)
Since Inception	(0.94%)	[1]

[1]	A From August 13, 2021